Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net income	$ 24,048,184	$ 13,888,767	$ 5,612,025
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	39,314	9,979	8,613
Deferred taxes	(38,890)		53,748
Gain on sale of a non-operating department			(454,836)
Changes in operating assets and liabilities:
Accounts receivable	2,265,897	(3,689,700)	(5,075,469)
Other receivables	(379,543)	1,814,225	(1,585,777)
Prepayments	(300,280)		177
Long-term office rental deposit	(442,135)
Accrued payroll	713,599	112,961	370,643
Other payables and accruals	(8,048)	(24,101)	207
Tax payable	1,638,886	2,358,698	1,668,268
Accounts Payable	66,558
Net cash provided by operating activities	27,603,542	14,470,829	597,599
Cash flows from investing activities:
Purchase of property and equipment	(191,692)		(42,315)
Payment to purchase intangible assets			(4,118)
Loans to third parties	(41,508,250)	(21,295,334)	(24,090,967)
Collection of loans to third parties	20,865,100	23,786,941
Acquisition of Anytrust, net of cash acquired in connection of acquisition of Anytrust	(1,473,365)
Net cash (used in)/provided by investing activities	(22,308,207)	2,491,607	(24,137,400)
Cash flows from financing activities:
Borrowings from a related party		3,430	958,263
Repayment to a related party		(67,434)	(1,045,554)
Capital contribution			24,523,664
Proceeds from IPO (net of offering cost of $1,262,562 )	18,968,888
Proceeds from exercise of underwriter’s warrants	1,090,239
Return of capital		(15,356,266)
Payments of offering costs	(417,998)	(326,053)
Net cash provided by/(used in) financing activities	19,641,129	(15,746,323)	24,436,373
Effect of exchange rate changes on cash	348,373	209,111	(446,056)
Net increase in cash	25,284,837	1,425,224	450,516
Cash at beginning of year	1,880,425	455,201	4,685
Cash at end of year	27,165,262	1,880,425	455,201
Supplemental disclosure of cash flow information
Interest paid
Income taxes paid	317,150	1,012,765	312,024
Non- cash investing activities
Note receivable from the sale of non-operating department			454,836
Net asset from acquisition of Anytrust	351,225
Deferred offering cost	$ 763,365